Robert M. Schmidt

(617) 951-7831

Robert.Schmidt@ropesgray.com

April 14, 2017

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	FS Series Trust

Registration Statement on Form N-1A

Registration Nos. 333-214851 and 811-23216

Ladies and Gentlemen:

On behalf of FS Series Trust (the “Trust”), we are filing today through EDGAR, under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), Pre-Effective Amendment No. 2 under the Securities Act and Amendment No. 2 under the 1940 Act to the Trust’s Registration Statement on Form N-1A (the “Registrant Statement”).

This Pre-Effective Amendment to the Registration Statement is being filed for the purpose of responding to comments from the staff of the Securities and Exchange Commission and to make certain other changes. The Trust will provide a marked version of this filing to indicate changes made from the most recent Pre-Effective Amendment filed on February 21, 2017. Additional information regarding the Trust, as well as the remaining exhibits to the Registration Statement, will be filed by further pre-effective amendment(s).

The Registrant has responded to the staff’s comments of March 2, 2017 and March 30, 2017 by a separate letter.

Please do not hesitate to call me (at 617-951-7831) or James E. Thomas (at 617-951-7367) if you have any questions or require any additional information regarding this filing.

Kind regards,

/s/ Robert M. Schmidt
Robert M. Schmidt

cc:	Neal Heble, Esq.

John M. Loder, Esq.

Ron Tanner, Esq.

James E. Thomas, Esq.